Summarize the Company's Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Line Items]
Total interest income	$ 4,251	$ 4,233	$ 4,222	$ 4,319	$ 4,593	$ 4,548	$ 4,630	$ 4,691
Total interest expense	658	750	795	830	883	952	994	1,032	3,033	3,861
Net interest income	3,593	3,483	3,427	3,489	3,710	3,596	3,636	3,659	13,992	14,601
Provision for loan losses	228	354	340	319	359	268	168	333	1,241	1,128
Other income	886	1,791	795	740	797	723	691	732	428	406
Gain on sale of securities - net					0	0	0	0
General, administrative and other expense	3,421	3,834	3,332	3,408	3,570	3,482	3,194	3,226
Income before income taxes	830	1,086	550	502	578	569	965	832	2,968	2,944
Federal income taxes	231	7	81	37	123	118	234	71	356	546
Net income	$ 599	$ 1,079	$ 469	$ 465	$ 455	$ 451	$ 731	$ 761	$ 2,612	$ 2,398
Earnings per share
Basic	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.10	$ 0.09	$ 0.15	$ 0.15	$ 0.53	$ 0.49
Diluted	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.53	$ 0.48